Related Party Disclosures - Summary of Compensation of Key Management Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Total compensation paid to key management personnel	€ 8.9	€ 15.5	€ 20.8
Management Board
Disclosure of transactions between related parties [line items]
Fixed compensation	3.9	2.9	2.2
Short-term incentive – first installment	0.7	0.6	0.6
Short-term incentive – second installment	1.0	0.7	1.2
Other variable compensation	0.8	0.1	0.0
Share-based payments (incl. long-term incentive)	1.9	10.7	16.4
Total compensation paid to key management personnel	€ 8.3	€ 15.0	€ 20.4
Management Board | Jens Holstein
Disclosure of transactions between related parties [line items]
Phantom shares awarded (in shares)	4,246	4,246	4,246
Supervisory Board
Disclosure of transactions between related parties [line items]
Total compensation paid to key management personnel	€ 0.6	€ 0.5	€ 0.4